Equity Incentive Plan (Details) (Officer and Employee [Member], Restricted Stock [Member], USD $)	9 Months Ended
Dec. 31, 2013
Officer and Employee [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding and nonvested
Granted	4,862,020
Vested
Forfeited
Outstanding and nonvested, December 31, 2013	4,862,020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	$ 9.66
Vested
Forfeited
Outstanding and nonvested, December 31, 2013	$ 9.66